Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2011
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST XIII
Central Index Key	dei_EntityCentralIndexKey	0000356349
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun. 28, 2011
MFS DIVERSIFIED INCOME FUND (Prospectus Summary) | MFS DIVERSIFIED INCOME FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIFAX
MFS DIVERSIFIED INCOME FUND (Prospectus Summary) | MFS DIVERSIFIED INCOME FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIFCX
MFS DIVERSIFIED INCOME FUND (Prospectus Summary) | MFS DIVERSIFIED INCOME FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIFIX
MFS DIVERSIFIED INCOME FUND (Prospectus Summary) | MFS DIVERSIFIED INCOME FUND | CLASS R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIFDX
MFS DIVERSIFIED INCOME FUND (Prospectus Summary) | MFS DIVERSIFIED INCOME FUND | CLASS R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIFEX
MFS DIVERSIFIED INCOME FUND (Prospectus Summary) | MFS DIVERSIFIED INCOME FUND | CLASS R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIFFX
MFS DIVERSIFIED INCOME FUND (Prospectus Summary) | MFS DIVERSIFIED INCOME FUND | CLASS R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIFGX
MFS GLOBAL REAL ESTATE FUND (Prospectus Summary) | MFS GLOBAL REAL ESTATE FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGLAX
MFS GLOBAL REAL ESTATE FUND (Prospectus Summary) | MFS GLOBAL REAL ESTATE FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGLIX
MFS GOVERNMENT SECURITIES FUND (Prospectus Summary) | MFS GOVERNMENT SECURITIES FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFGSX
MFS GOVERNMENT SECURITIES FUND (Prospectus Summary) | MFS GOVERNMENT SECURITIES FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFGBX
MFS GOVERNMENT SECURITIES FUND (Prospectus Summary) | MFS GOVERNMENT SECURITIES FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFGDX
MFS GOVERNMENT SECURITIES FUND (Prospectus Summary) | MFS GOVERNMENT SECURITIES FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGSIX
MFS GOVERNMENT SECURITIES FUND (Prospectus Summary) | MFS GOVERNMENT SECURITIES FUND | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFGGX
MFS GOVERNMENT SECURITIES FUND (Prospectus Summary) | MFS GOVERNMENT SECURITIES FUND | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGVSX
MFS GOVERNMENT SECURITIES FUND (Prospectus Summary) | MFS GOVERNMENT SECURITIES FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFGHX
MFS GOVERNMENT SECURITIES FUND (Prospectus Summary) | MFS GOVERNMENT SECURITIES FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFGJX